CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Revenue	$ 34,034	$ 18,610
Cost of goods sold	6,863	4,137
Gross profit	27,171	14,473
Operating expenses:
Selling and marketing	31,913	19,566
Research and development	5,236	4,512
General and administrative	5,503	2,552
Total operating expenses	42,652	26,630
Operating loss	(15,481)	(12,157)
Other expense (income):
Interest income	(1,049)	(119)
Interest expense	2,615	1,224
Other expense (income), net	3	(2)
Total other expense	1,569	1,103
Loss before income taxes	(17,050)	(13,260)
Income taxes	0	0
Net loss	(17,050)	(13,260)
Unrealized loss on short-term investments	(26)	0
Total comprehensive loss	$ (17,076)	$ (13,260)
Net loss per share, basic and diluted (in dollars per share)	$ (1.40)	$ (11.45)
Weighted average common shares used to compute net loss per share, basic and diluted (in shares)	12,137,512	1,158,548